Investment in Joint Venture - Schedule of Company’s Joint Venture (Details) - Financeira Itaú CBD S.A. [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Company's Joint Venture [Line Items]
Company	Bellamar Empreendimento e Participação S.A.
Country	Brazil
Participation in investments - %	50.00%	50.00%	50.00%